Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation of financial statements [Abstract]
Schedule of Write-off for Damaged Assets and Expenses and Insurance Recoveries
As of December 31, 2024, write-offs originated by damaged assets, additional expenses incurred, as well as the insurance recoveries received until as of December 31, 2024 are recorded as follows:

	Note	Write-off for damaged assets
Inventories	6	613
Property, plant & equipment	10	1,081
Additional expense & losses		1,612
Subtotal		3,306
Insurance recovery (1)	18	(1,669)
Total		1,637
(1) As of December 31, 2024, the Company recorded an accounts receivable of Ps. 334 in then “other sundry accounts receivable” caption, reflecting the outstanding cash flow from the insurance recovery, the net cash flow received was of Ps. 1,335, of which Ps. 1,090 are associated to operating activities and Ps. 245 to investing activities.